Thrivent Core Emerging Markets Debt Fund Investment Strategy - Thrivent Core Emerging Markets Debt Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in sovereign and corporate debt securities of issuers in emerging market countries. Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”) determines which countries are considered “emerging markets” based on MSCI’s Market Classification Framework, which evaluates markets based on economic development, size and liquidity, and market accessibility. At times, the Fund may have a significant amount of its assets invested in a particular country or geographic region. The Fund primarily invests in the emerging market sovereign debt of countries covered by the JPMorgan EMBI Global Diversified Index (the Fund’s benchmark index), but will also invest in the sovereign debt, quasi-sovereign debt and corporate bonds of emerging market countries outside of the benchmark where the Adviser finds attractive opportunities. The Fund generally invests only in U.S. dollar-denominated securities, but may invest in securities denominated in foreign currency. Should the Adviser change the investments used for purposes of this 80% threshold, we will notify you at least 60 days prior to the change. The Fund may invest in investment-grade and high-yield (i.e., “junk bond”) securities, which may include the lowest-rated bonds, including those in default. The Fund may invest in derivatives or other investments whose return is based on the return of an emerging market security. The Fund expects to use these derivatives or other instruments primarily to increase or decrease exposure to a particular market, segment of the market, country, or security and to increase or decrease interest rate or currency exposure. These derivatives and other instruments may include futures, forward contracts, options, structured securities and credit default swap agreements. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market. The Adviser seeks to maximize the Fund’s total return through fundamental economic analysis and an assessment of a country’s political situation to determine the creditworthiness, riskiness, and relative value of an issuer’s debt.